INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 16. INCOME TAXES

Our business was founded in 1998 and headquartered in Taiwan, and in connection with a public equity offering, GigaMedia Limited, our ultimate parent company, was incorporated in Singapore in 1999 as a company limited by shares. In more recent years, we have established additional subsidiaries inside and outside Taiwan to conduct aspects of our operations. As the majority of our Company’s operations are taxed at the Taiwan statutory tax rate, for purposes of disclosures, components related to Taiwan and non-Taiwan operations are disclosed separately.

Income (loss) before income taxes by geographic location is as follows:

(in US$ thousands )	2025	2024	2023
Taiwan operations	$(1,443)	$(1,657)	$(1,726)
Non-Taiwan operations	(111)	(639)	(1,673)
	$(1,554)	$(2,296)	$(3,399)

The components of income tax benefit (expense) by taxing jurisdiction are as follows:

( in US$ thousands )	2025	2024	2023
Taiwan:
Current	$—	$—	$—
Deferred	—	—	—
	$—	$—	$—
Non-Taiwan:
Current	$—	$—	$—
Deferred	—	—	—
	$—	$—	$—
Total current income tax benefit (expense)	$—	$—	$—
Total deferred income tax benefit	$—	$—	$—
Total income tax benefit	$—	$—	$—

Income taxes paid (net of refunds) for the years ended December 31, 2025, 2024 and 2023 were as follows:

( in US$ thousands )	2025	2024	2023

Taiwan:	$4	$—	$—
Non-Taiwan:	—	—	—
	$4	$—	$—

For purposes of the reconciliation between the provision for income taxes at the statutory rate and the provision for income taxes at the effective tax rate, the 24% Taiwan statutory tax rate (including taxes on income and on retained earnings) is applied for the years reported. Our Company adopted ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, on a prospective basis beginning with the year ended December 31, 2025. The following table presents the required disclosure pursuant to ASU 2023-09 and reconciles Taiwan statutory tax amount and rate to our Company’s actual global effective amount and rate for the year ended December 31, 2025:

	2025
Taiwan statutory rate	$(311)	20.00%
Taiwan statutory rate on retained earnings	(58)	3.71%
Foreign tax differential
Tax rate differential
British Virgin Islands	(93)	6.01%
Hong Kong	31	(1.98)%
Others	(7)	0.47%
Loss carryforwards in Hong Kong subsidiaries	(1,481)	95.30%
Net operating loss carryforwards not utilized due to dissolution of a Hong Kong subsidiary	1,615	(103.92)%
Nontaxable items	(53)	3.43%
Others	11	(0.73)%
Effect of changes in tax laws or rates enacted in the current period	—	—
Effect of cross-border tax laws	—	—
Tax credits	—	—
Change in deferred tax valuation allowance
Loss carryforwards in Taiwan subsidiaries	(656)	42.20%
Net operating loss carryforwards not utilized due to dissolution of a Taiwan subsidiary	679	(43.68)%
Others	(4)	0.26%
Exchange difference	(317)	20.41%
Nontaxable or nondeductible items	1	(0.09)%
Changes in unrecognized tax benefits
Expiration of loss carryforwards in a Taiwan subsidiary	642	(41.30)%
Changes related to tax positions taken in prior years for all jurisdictions	1	(0.09)%
Income Taxes	$—	—

In 2025, the effective tax rate was impacted significantly as a result of the dissolution of a Hong Kong subsidiary. Upon the dissolution and deregistration of a Hong Kong subsidiary of ours in February 2025, the deferred tax assets related to its net operating loss carryforwards of $9,825 thousand were derecognized. As the allowance on deferred tax assets related to these net operating loss carryforwards has been fully provided, the impact has been reflected in its net operating loss carryforwards not utilized upon the dissolution, and the corresponding reversal of the valuation allowance related to the deferred tax assets of the loss carry forwards.

In 2025, the effective tax rate was impacted significantly as a result of the dissolution of a Taiwan subsidiary. Upon the dissolution of a Taiwan subsidiary of ours in March 2025, the deferred tax assets related to its net operating loss carryforwards of $2,643 thousand were derecognized. As the allowance on deferred tax assets related to these net operating loss carryforwards has been fully provided, the impact has been reflected in its net operating loss carryforwards not utilized upon the dissolution, and the corresponding reversal of the valuation allowance related to the deferred tax assets of the loss carry forwards.

The following table presents the required reconciliation prior to our adoption of ASU 2023-09 of our effective tax rate related to the statutory tax rate in Taiwan, where our major operations are based, for the years ended December 31, 2024 and 2023:

	2024	2023
Taiwan statutory rate, including taxes on income and retained earnings	24.00%	24.00%
Foreign tax differential	(82.00)%	0.75%
Expiration of net operating loss carryforwards	(51.15)%	(27.71)%
Other non-deductible expenses	46.42%	(12.84)%
Change in deferred tax assets and valuation allowance	62.70%	15.79%
Other	0.03%	0.01%
Effective rate	—	—

The significant components of our deferred tax assets consist of the following:

(in US$ thousands)	December 31
	2025	2024
Net operating loss carryforwards	$6,596	$8,732
Share-based compensation	274	273
Investments	128	123
Lease right-of-use assets	1	4
Other	(25)	(16)
	6,974	9,116
Less: valuation allowance	(6,974)	(9,116)
Deferred tax assets - net	$—	$—

A reconciliation of the beginning and ending amounts of our valuation allowance on deferred tax assets for the years ended December 31, 2025, 2024 and 2023 are as follows:

(in US$ thousands)	2025	2024	2023
Balance at beginning of year	$9,116	$11,064	$11,880
Subsequent reversal and utilization of valuation allowance	(2)	(663)	(263)
Changes to valuation allowance	485	396	405
Expirations	(2,935)	(1,175)	(942)
Exchange differences	310	(506)	(16)
Balance at end of year	$6,974	$9,116	$11,064

Under ROC Income Tax Act, the tax loss carryforward in the preceding ten years would be deducted from income tax for Taiwan operations.

As of December 31, 2025, we had net operating loss carryforwards available to offset future taxable income, shown below by major jurisdictions:

Jurisdiction	Amount	Expiring year
Taiwan	$25,475	2026~2035
Hong Kong	6,664	indefinite
	$32,139

Unrecognized Tax Benefits

As of December 31, 2025, 2024 and 2023, there were no unrecognized tax benefits that if recognized would affect the effective tax rate.

There were no interest and penalties related to income tax liabilities recognized for the years ended December 31, 2025, 2024 and 2023.

Our major tax paying components are all located in Taiwan. As of December 31, 2025, the income tax filings in Taiwan have been examined for the years through 2023.